Acquisitions and Disposals	6 Months Ended
Jun. 30, 2021
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Acquisitions and Disposals
9    ACQUISITIONS AND DISPOSALS
Total consideration for acquisitions completed in the first half of 2021 was €284 million, of which cash was €
269
 million (acquisitions completed in the first half of 2020: €5,526 million). We have finalised the opening balance sheets of the Horlicks acquisitions and Vwash with no changes to the provisional numbers reported at 31 December 2020.
In the first half of 2021 the Group completed the following business acquisitions:

Deal completion date	Acquired business

29 January 2021	Acquired 51 % of Welly Health, which adds to our health and wellbeing portfolio.

28 May 2021	Acquired Onnit Lab Inc, a holistic wellness and lifestyle company based in the US. Onnit complements our growing portfolio of innovative wellness and supplement brands.
In addition to the completed transactions above, on 14 June 2021 the Group announced it had signed an agreement to acquire Paula’s Choice, a digital-led
premium skin care business from TA Associates. The transaction completed on 2 August 2021 and was funded through the normal business operations.